NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Multi-Manager International Growth Fund

Supplement dated October 15, 2014
to the Summary Prospectus dated April 30, 2014

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus.

Effective immediately, the information under the section entitled “Portfolio Managers” on page 3 of the Summary Prospectus is deleted and replaced with the following:

Portfolio Manager	Title	Length of Service with Fund
Invesco
Clas Olsson	Lead Portfolio Manager and Chief Investment Officer	Since 2008
Shuxin Cao, CFA	Portfolio Manager	Since 2008
Matthew Dennis, CFA	Portfolio Manager	Since 2008
Jason Holzer, CFA	Portfolio Manager	Since 2008
Mark Jason	Portfolio Manager	Since 2011
Brent Bates	Portfolio Manager	Since 2013
Richard Nield	Portfolio Manager	Since 2013
American Century
Brian Brady	Vice President and Senior Portfolio Manager	Since 2008
Pratik Patel	Portfolio Manager	Since 2014

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE